INCOME TAXES (Schedule of Deferred Tax Assets) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
INCOME TAXES
Liabilities from quality assurance program	¥ 367,750	¥ 136,583
Deferred revenue	41,079	29,371
Accrued expenses	13,478	9,908
Security Deposit for trust arrangements	8,961
Others	5,134
Total	436,402	175,862
Valuation allowance	0	¥ 0
Undistributed earnings of the company's PRC subsidiaries	980,000
Provision for PRC dividend withholding tax	0
Minimum
INCOME TAXES
Unrecognized deferred tax liability	49,000
Maximum
INCOME TAXES
Unrecognized deferred tax liability	98,000
VIE Companies
INCOME TAXES
Undistributed earnings of the company's PRC subsidiaries	¥ 311,100